UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	   Dworsky Alan Jacob, dba Mt. Auburn Management
Address:   Three Post Office Square
	   Suite 500
	   Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	January 27, 2004


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$185,317



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Amgen                          COM              031162100    16622   269000 SH       SOLE                            269000
Analog Devices                 COM              032654105    19949   437000 SH       SOLE                            437000
Best Buy                       COM              086516101    19877   380500 SH       SOLE                            380500
Boston Scientific              COM              101137107    30401   827000 SH       SOLE                            827000
First Data                     COM              319963104    10314   251000 SH       SOLE                            251000
Genentech                      COM              368710406    21287   227500 SH       SOLE                            227500
Network Appliance              COM              64120L104     6336   310000 SH       SOLE                            310000
Nokia Corp                     COM              654902204    11934   702000 SH       SOLE                            702000
SAP                            COM              803054204    26245   631500 SH       SOLE                            631500
Zimmer Holdings                COM              98956P102    22352   317500 SH       SOLE                            317500